Taxes (Details) - Schedule of Aggregate Deferred Tax Assets - USD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Aggregate Deferred Tax Assets [Abstract]
Net operating loss carry forwards	$ 2,305,767	$ 1,457,716	$ 659,669
Share-based compensation expenses	607,288	455,055
Less: valuation allowance	(2,913,055)	(1,912,771)	(659,669)
Deferred tax asset, net